Receivables due from other financial institutions (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Receivables due from other financial institutions
Conduit assets		$ 392
Cash collateral	$ 4,332	4,834
Interbank lending	1,458	1,902
Total receivables due from other financial institutions	5,790	7,128
Parent Entity
Receivables due from other financial institutions
Cash collateral	4,267	4,462
Interbank lending	1,444	1,895
Total receivables due from other financial institutions	$ 5,711	$ 6,357